INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The components of inventories were as follows:

	Successor
	As at December 31,
	2014	2013
Finished goods
Specialty printing papers	$36.9	$29.7
Newsprint	13.5	10.6
Pulp	3.4	1.3
Total finished goods	53.8	41.6
Work-in-progress	1.0	1.0
Raw materials – wood chips, pulp logs and other	24.8	23.3
Operating and maintenance supplies and spare parts	75.9	74.3
	$155.5	$140.2